UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Sole Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Oscar S. Schafer      New York, NY     05/17/2010
       ------------------------   --------------    ----------
             [Signature]           [City, State]      [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    37
                                                -------------

Form 13F Information Table Value Total:              $703,588
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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                                     Form 13F INFORMATION TABLE


          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- --------------- ---------- -------- ------------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
----------------------------- --------------- ---------- -------- ---------- --- ---- ---------- -------- ----------- ------ ------
AETNA INC NEW                 COM              00817Y108   17,555    500,000  SH         Sole                500,000
AFLAC INC                     COM              001055102   31,543    581,010  SH         Sole                581,010
ATLAS ENERGY INC              COM              049298102   24,888    799,755  SH         Sole                799,755
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT   05967A107   16,810  1,352,354  SH         Sole              1,352,354
CARTER INC                    COM              146229109   23,664    784,892  SH         Sole                784,892
COCA COLA ENTERPRISES INC     COM              191219104   27,660  1,000,000  SH         Sole              1,000,000
CONSECO INC                   COM NEW          208464883   18,194  2,925,000  SH         Sole              2,925,000
COVANTA HLDG CORP             COM              22282E102   28,483  1,709,652  SH         Sole              1,709,652
CROWN HOLDINGS INC            COM              228368106   28,726  1,065,500  SH         Sole              1,065,500
DEVON ENERGY CORP NEW         COM              25179M103   20,509    318,320  SH         Sole                318,320
DIRECTV                       COM CL A         25490A101    8,881    262,684  SH         Sole                262,684
E M C CORP MASS               COM              268648102   38,786  2,150,000  SH         Sole              2,150,000
FIDELITY NATL INFORMATION SV  COM              31620M106   26,131  1,114,808  SH         Sole              1,114,808
FLAMEL TECHNOLOGIES SA        SPONSORED ADR    338488109   27,424  3,200,000  SH         Sole              3,200,000
GOOGLE INC                    CL A             38259P508   19,849     35,000  SH         Sole                 35,000
IMPAX LABORATORIES INC        COM              45256B101   11,933    667,395  SH         Sole                667,395
INTERNATIONAL GAME TECHNOLOG  COM              459902102    6,486    351,543  SH         Sole                351,543
ISHARES TR INDEX              RUSSELL 2000     464287655    1,008      6,300  SH PUT     Sole                  6,300
LENDER PROCESSING SVCS INC    COM              52602E102   22,650    600,000  SH         Sole                600,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708    8,747    160,000  SH         Sole                160,000
LIVE NATION ENTERTAINMENT IN  COM              538034109   15,588  1,075,000  SH         Sole              1,075,000
MAKO SURGICAL CORP            COM              560879108   16,014  1,187,984  SH         Sole              1,187,984
MATTEL INC                    COM              577081102   18,208    800,697  SH         Sole                800,697
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104      943     13,100  SH PUT     Sole                 13,100
QUALCOMM INC                  COM              747525103   30,891    736,194  SH         Sole                736,194
REGAL ENTMT GROUP             CL A             758766109   14,230    809,918  SH         Sole                809,918
SHIRE PLC                     SPONSORED ADR    82481R106   25,084    380,000  SH         Sole                380,000
SONIC SOLUTIONS               COM              835460106    4,752    507,199  SH         Sole                507,199
SPDR S&P 500 ETF TR           UNIT SER 1 S&P   78462F103    1,778      8,800  SH PUT     Sole                  8,800
SUNCOR ENERGY INC NEW         COM              867224107   22,818    701,219  SH         Sole                701,219
TIME WARNER INC               COM NEW          887317303   19,508    623,873  SH         Sole                623,873
TRANSDIGM GROUP INC           COM              893641100   28,096    529,721  SH         Sole                529,721
ULURU INC                     COM              90403T100    1,935 11,519,072  SH         Sole             11,519,072
VERISIGN INC                  COM              92343E102   13,010    500,000  SH         Sole                500,000
WEBMD HEALTH CORP             COM              94770V102   16,261    350,609  SH         Sole                350,609
WYNDHAM WORLDWIDE CORP        COM              98310W108   36,665  1,425,000  SH         Sole              1,425,000
YAHOO INC                     COM              984332106   27,880  1,686,624  SH         Sole              1,686,624

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